Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 317,211,464
Ending balance	356,787,386	$ 317,211,464
Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	261,181,937
Ending balance	284,676,311	261,181,937
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,697,333
Ending balance	25,552,560	22,697,333
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,095,639
Ending balance	24,452,307	19,095,639
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,848,370
Ending balance	3,263,647	1,848,370
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,559
Ending balance	75,960	1,559
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,037,144
Ending balance	8,546,667	4,037,144
Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,349,482
Ending balance	8,156,799	8,349,482
Right of use furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	2,063,135
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	447,629,982	428,521,509
Increases	29,798,285	22,219,172
Acquisitions through business combination	91,983,870
Decreases	9,507,855	1,252,260
Transfers	(1,023,238)	(1,868,943)
Difference for conversion	98,593	10,504
Ending balance		447,629,982
Cost [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 296,471,464	$ 290,736,623
Total life estimated in years	50 years	50 years
Increases	$ 1,698,607	$ 1,854,495
Acquisitions through business combination	37,387,065
Decreases	169,694	380,457
Transfers	1,333,037	4,260,803
Ending balance		296,471,464
Cost [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 46,034,760	$ 40,106,711
Total life estimated in years	10 years	10 years
Increases	$ 1,636,743	$ 1,288,068
Acquisitions through business combination	10,349,070
Decreases	146,844	5,163
Transfers	1,790,289	4,645,706
Difference for conversion	497	(562)
Ending balance		46,034,760
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 66,838,838	$ 57,044,080
Total life estimated in years	5 years	5 years
Increases	$ 8,754,727	$ 6,536,319
Acquisitions through business combination	28,867,455
Decreases	6,865,320	17,433
Transfers	358,865	3,276,434
Difference for conversion	31,688	(562)
Ending balance		66,838,838
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 8,952,891	$ 8,105,932
Total life estimated in years	5 years	5 years
Increases	$ 2,639,490	$ 1,401,175
Acquisitions through business combination	355,138
Decreases	826,096	549,642
Transfers	(9,130)	(28,674)
Difference for conversion	11,224	24,100
Ending balance		8,952,891
Cost [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,580	$ 5,414
Total life estimated in years	3 years	3 years
Increases	$ 17,939
Acquisitions through business combination	7,462,091
Decreases	464
Difference for conversion	15,286	$ (2,834)
Ending balance		2,580
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,037,144	9,621,931
Increases	8,985,716	8,438,425
Acquisitions through business combination	72,307
Decreases	47,874
Transfers	(4,500,626)	(14,023,212)
Ending balance		4,037,144
Cost [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 25,292,305	$ 22,900,818
Total life estimated in years	5 years	5 years
Increases	$ 3,573,457	$ 2,700,690
Acquisitions through business combination	7,490,744
Decreases	1,451,563	299,565
Transfers	4,327
Difference for conversion	$ 39,898	(9,638)
Ending balance		25,292,305
Cost [member] | Right of use furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total life estimated in years	5 years
Increases	$ 2,491,606
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	130,418,518	107,798,150
Decreases	8,391,208	628,846
Depreciation	27,361,747	23,506,619
Transfers	(134,379)	(251,484)
Difference for conversion	61,717	(5,921)
Ending balance	202,192,251	130,418,518
Accumulated depreciation and amortisation [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	183,294,374
Ending balance		183,294,374
Accumulated depreciation and amortisation [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35,289,527	29,224,299
Decreases	27,456	65,389
Depreciation	7,936,570	6,375,157
Transfers	(143,510)	(244,540)
Ending balance	52,044,168	35,289,527
Accumulated depreciation and amortisation [member] | Real property [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,278,564
Ending balance		44,278,564
Accumulated depreciation and amortisation [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,337,427	19,758,774
Decreases	147,250	1,679
Depreciation	4,123,432	3,580,774
Transfers	1,852	14
Difference for conversion	68	(456)
Ending balance	34,111,955	23,337,427
Accumulated depreciation and amortisation [member] | Furniture and facilities [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,133,853
Ending balance		30,133,853
Accumulated depreciation and amortisation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,743,199	39,382,638
Decreases	6,865,377	16,703
Depreciation	9,247,787	8,383,468
Transfers	1,218	(4,781)
Difference for conversion	4,591	(1,423)
Ending balance	73,533,946	47,743,199
Accumulated depreciation and amortisation [member] | Machinery and equipment [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,145,727
Ending balance		71,145,727
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,104,521	6,646,687
Decreases	669,916	359,190
Depreciation	1,054,300	819,156
Transfers	6,751	(2,177)
Difference for conversion	3,033	45
Ending balance	7,859,870	7,104,521
Accumulated depreciation and amortisation [member] | Vehicles [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,465,702
Ending balance		7,465,702
Accumulated depreciation and amortisation [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,021	2,580
Decreases	464
Depreciation	2,015	1,738
Difference for conversion	1,519	(3,297)
Ending balance	7,421,472	1,021
Accumulated depreciation and amortisation [member] | Other [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,418,402
Ending balance		7,418,402
Accumulated depreciation and amortisation [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,942,823	12,783,172
Decreases	680,745	185,885
Depreciation	4,569,172	4,346,326
Transfers	(690)
Difference for conversion	52,506	(790)
Ending balance	26,792,369	16,942,823
Accumulated depreciation and amortisation [member] | Right of use real property [member] | Banco BMA SAU and Macro Agro SAU [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,852,126
Ending balance		$ 22,852,126
Accumulated depreciation and amortisation [member] | Right of use furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	428,471
Ending balance	$ 428,471